Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

February 2, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	ActiveShares ETF Trust

(Filing relates to ClearBridge Focus Value ETF (the “Fund”))

(File Nos. 333-234497 and 811-23487)

Ladies and Gentlemen:

On behalf of ActiveShares ETF Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund, a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 25, 2021 and became effective on January 29, 2021.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin